Net Loss per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net Loss per Share
14. Net Loss per Share
The Company applies the
two-class
method when computing net income (loss) per share attributable to common stockholders as the Company has issued shares that meet the definition of participating securities. The two-class
method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class
method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to share in the undistributed earnings as if all income (loss) for the period had been distributed. The Company considers its Convertible Preferred Stock to be participating securities as in the event a dividend is paid on common stock, the holders of Convertible Preferred Stock would be entitled to receive dividends on a basis consistent with the common stockholders. There is no allocation required under the two-class
method during periods of loss since the participating securities do not have a contractual obligation to share in the losses of the Company.
Basic net loss per share available to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted net loss per share available to common shareholders was computed by giving effect to all potentially dilutive common stock equivalents outstanding for the period. For purposes of this calculation, Convertible Preferred Stock and outstanding stock options to purchase common shares were considered common stock equivalents but had been excluded from the calculation of diluted net loss per share available to common shareholders as their effect was anti-dilutive. In periods in which the Company reports a net loss available to common shareholders, diluted net loss per share available to common shareholders is the same as basic net loss per share available to common shareholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. The Company reported net loss available to common shareholders for the years ended December 31, 2023, and 2022.
The following table sets forth the computation of net loss per common share:

	Year Ended December 31,
	2023	2022
Numerator:
Net loss attributable to common stockholders	$(29,734)	$(23,448)

Denominator:
Weighted-average common shares outstanding, basic and diluted	5,104,642	5,012,722

Net loss per share attributable to common stockholders, basic and diluted	$(5.82)	$(4.68)

The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2023	2022
Convertible preferred stock (as converted to common stock)	14,222,580	14,222,580
Stock options to purchase common stock	3,367,770	3,436,383

	17,590,350	17,658,963